Bank overdrafts and short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Bank Overdrafts And Short Term Borrowings [Abstract]
Schedule of Bank Overdrafts and Short-term Borrowings

Bank overdrafts and short-term borrowings as at December 31, 2021 and 2020 are analysed as follows:

	31/12/21	31/12/20
Bank overdrafts	1,223	2,111
Borrowings related to a recourse factoring agreement	26,341	22,246
Borrowings secured with trade receivables not part of factoring agreement	8,327	5,629
Borrowings unsecured	256	826
Total	36,147	30,812

Summary of Weighted Average Interest Rates on Bank Overdrafts and Short-Term Borrowings

The weighted average interest rates on the bank overdrafts and short-term borrowings for the years ended December 31, 2021 and 2020 are as follows:

	2021	2020
Bank overdrafts	5.53%	5.50%
Borrowings	3.92%	3.90%